Supplemental Condensed Consolidating Financial Information - Condensed Statements of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Operating Activities:
Net income	$ 23	$ 101
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	276	273
Other, net	(920)	(2,278)
Net cash used in operating activities	(621)	(1,904)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(451)	(470)
Net (additions) collections from retail receivables and related securitizations	454	234
Withdrawals from subsidiaries’ cash management pools	0
Other, net	591	225
Net cash provided by (used in) investing activities	594	(11)
Financing Activities:
Net (decrease) increase in indebtedness	(1,033)	1,350
Dividends paid	0	(3)
Other, net	2	4
Net cash (used in) provided by financing activities	(1,031)	1,351
Other, net	(407)	25
Decrease in cash and cash equivalents	(1,465)	(539)
Cash and cash equivalents, beginning of year	5,163	5,567
Cash and cash equivalents, end of period	3,698	5,028
CNH Industrial N.V. [Member]
Operating Activities:
Net income	22	100
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	6	3
Other, net	56	138
Net cash used in operating activities	84	241
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(5)	(2)
Net (additions) collections from retail receivables and related securitizations	0
Withdrawals from subsidiaries’ cash management pools	0	7
Other, net	(54)	(214)
Net cash provided by (used in) investing activities	(59)	(209)
Financing Activities:
Net (decrease) increase in indebtedness	0	(39)
Dividends paid	0
Other, net	16	6
Net cash (used in) provided by financing activities	16	(33)
Other, net	(29)
Decrease in cash and cash equivalents	12	(1)
Cash and cash equivalents, beginning of year	7	5
Cash and cash equivalents, end of period	19	4
Case New Holland Industrial Inc. [Member]
Operating Activities:
Net income	24	168
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	0
Other, net	(39)	(35)
Net cash used in operating activities	(15)	133
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	0
Net (additions) collections from retail receivables and related securitizations	0
Withdrawals from subsidiaries’ cash management pools	0
Other, net	0	(89)
Net cash provided by (used in) investing activities	0	(89)
Financing Activities:
Net (decrease) increase in indebtedness	16
Dividends paid	(3)	(44)
Other, net	2
Net cash (used in) provided by financing activities	15	(44)
Other, net	0
Decrease in cash and cash equivalents	0
Cash and cash equivalents, beginning of year	0
Cash and cash equivalents, end of period	0
Guarantor Subsidiaries [Member]
Operating Activities:
Net income	146	328
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	53	49
Other, net	(449)	(603)
Net cash used in operating activities	(250)	(226)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(26)	(30)
Net (additions) collections from retail receivables and related securitizations	0
Withdrawals from subsidiaries’ cash management pools	2	3
Other, net	0	(27)
Net cash provided by (used in) investing activities	(24)	(54)
Financing Activities:
Net (decrease) increase in indebtedness	406	316
Dividends paid	(112)	(122)
Other, net	2	92
Net cash (used in) provided by financing activities	296	286
Other, net	(2)	(2)
Decrease in cash and cash equivalents	20	4
Cash and cash equivalents, beginning of year	39	38
Cash and cash equivalents, end of period	59	42
All Other Subsidiaries [Member]
Operating Activities:
Net income	58	(68)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	217	221
Other, net	(356)	(1,850)
Net cash used in operating activities	(81)	(1,697)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	(420)	(438)
Net (additions) collections from retail receivables and related securitizations	454	234
Withdrawals from subsidiaries’ cash management pools	0
Other, net	391	(74)
Net cash provided by (used in) investing activities	425	(278)
Financing Activities:
Net (decrease) increase in indebtedness	(1,137)	1,347
Dividends paid	(292)	(50)
Other, net	(36)	109
Net cash (used in) provided by financing activities	(1,465)	1,406
Other, net	(376)	27
Decrease in cash and cash equivalents	(1,497)	(542)
Cash and cash equivalents, beginning of year	5,117	5,524
Cash and cash equivalents, end of period	3,620	4,982
Eliminations [Member]
Operating Activities:
Net income	(227)	(427)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	0
Other, net	(132)	72
Net cash used in operating activities	(359)	(355)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating lease, equipment sold under a buy-back commitment and intangible assets	0
Net (additions) collections from retail receivables and related securitizations	0
Withdrawals from subsidiaries’ cash management pools	(2)	(10)
Other, net	254	629
Net cash provided by (used in) investing activities	252	619
Financing Activities:
Net (decrease) increase in indebtedness	(318)	(274)
Dividends paid	407	213
Other, net	18	(203)
Net cash (used in) provided by financing activities	107	(264)
Other, net	0
Decrease in cash and cash equivalents	0
Cash and cash equivalents, beginning of year	0
Cash and cash equivalents, end of period	$ 0